Annual Total Returns (Vanguard Long-Term Government Bond Index Fund - Admiral Shares Participant) (Vanguard Long-Term Government Bond Index Fund, Vanguard Long-Term Government Bond Index Fund - Admiral Shares)
12 Months Ended
Aug. 31, 2013
Vanguard Long-Term Government Bond Index Fund | Vanguard Long-Term Government Bond Index Fund - Admiral Shares
Annual Total Return
2012	3.49%
2011	28.88%